UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-4324
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of semi-annual or annual report here]

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2021

Hodges Fund

Small Cap Fund

Small Intrinsic Value Fund

Blue Chip Equity Income Fund

www.hodgesfunds.com

Hodges Capital — Managing Equity Funds Since 1992

Table of Contents

Shareholder Letter	1
Sector Allocations	8
Schedules of Investments	10
Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	23
Notes to Financial Statements	28
Expense Examples	37
Statement Regarding Liquidity Risk Management Program	39
Approval of Investment Advisory Agreement	40
Additional Information	43
Privacy Notice	44

Hodges Mutual Funds

October 15, 2021

Dear Shareholder:

The six months ending September 30, 2021 proved to be a choppy period for U.S. equity markets as stocks consolidated gains from the previous twelve months.  During this period, the continued recovery of corporate earnings was partly shadowed by concerns over what new COVID variants might mean for the near-term economic trajectory.  Uncertainty regarding fiscal policy in Washington, supply chain disruptions, and the likelihood of higher taxes also dampened market sentiment in recent months.  Despite challenging conditions over the past six months, most of our mutual fund strategies maintained meaningful outperformance relative to their respective benchmarks on a one-year basis.  We believe positive relative performance over the past year reflects a shift in market leadership that has favored fundamental investing and rewarded individual stock selection.

We view the market’s sideways trading on low volumes during the September quarter as a healthy function of earnings and profit margins moving back to a normalized trend.  According to data published by FactSet, the S&P 500® Index ended the September quarter at 20.1X forward earnings estimates compared to a five-year average of 18.3X.  The inverse of the current P/E multiple is earnings yield of 4.98%, which is well above the 10-year Treasury yield of 1.52% on September 30, 2021.  Although we expect to see further earnings strength well into 2022, we see limitations for multiple expansion in the months ahead.  It is also relevant to point out that P/E multiples are highly bifurcated, with the most prominent growth stocks trading at historically high multiples relative to their long-term growth rates and industrial and cyclical stocks trading at low multiples consistent with the latter stages of an economic cycle.  Headwinds for P/E multiples include the prospects for a higher U.S. corporate tax rate, an increase in the capital gains tax, and the possible increase in long-term interest rates brought about by a pickup in inflation. While many industrial and economically sensitive stocks trade as if we are in the late stages of an economic cycle, we do not see the typical signs that would suggest that the economic cycle is nearing maturity.  Such signs would include a build-up in inventories of consumer goods or excess capacity in manufacturing.  As a result, the investment team at Hodges Capital remains laser-focused on the trajectory of earnings improvement among the individual stocks we hold in our portfolios.  At this moment in the cycle, we believe it is also critical to evaluate unique productivity and growth factors that could offset headwinds to multiples in the future.

Looking ahead, we are paying close attention to the impact that supply chain dislocations, a tight labor market, and rising material costs could have on profit margins.  For many businesses, inflation and logistical challenges will adversely impact profit margins and revenues in the months ahead. Companies that exhibit pricing power and a low threat from substitute products can often pass on higher costs and see profit margins benefit from an inflationary environment. We believe this environment will also create opportunities for companies that are low-cost producers or have structural advantages in providing goods and services that can take market share and fortify their competitive position. Furthermore, we have been surprised to see a muted market reaction to signs of inflation, which the Fed has called “transitory.” Although supply chain dislocations and labor shortages will eventually improve, we would not be surprised to see inflation stick around as consumption and liquidity remain abundant.

Although we are encouraged with the current positioning in our portfolios, we would not be surprised to see volatility in the months ahead resulting from a dubious earnings season and political rhetoric over the debt ceiling.  Historically we have found bargains during periods of increased volatility as we rigorously look for investments in well-run businesses that control their own destiny by relying on ingenuity and well-calculated business decisions.  Investors in the Hodges Funds can be assured that we are not changing our core investment discipline, designed to seek out quality companies running great businesses with excellent management teams trading at reasonable prices. Furthermore, we see this as an ideal environment for active portfolio managers to carefully select individual stocks that we believe can generate long-term value for shareholders.

Hodges Mutual Funds

Returns (Retail Class) as of 09/30/2021

						Since
	6 Months	1 Year*	3 Years*	5 Years*	10 Years*	Inception*
Hodges Fund (10/09/1992)	2.86%	61.59%	10.40%	10.42%	14.63%	10.18%
S&P 500® Index	9.18%	30.00%	15.99%	16.90%	16.63%	10.69%

Hodges Small Cap Fund (12/18/2007)	1.46%	71.23%	10.39%	12.77%	13.87%	10.41%
Russell 2000® Index	-0.25%	47.68%	10.54%	13.45%	14.63%	9.58%

Hodges Small Intrinsic Value Fund (12/26/2013)	1.73%	66.42%	10.11%	11.32%	—	9.36%
Russell 2000® Value Index	1.44%	63.92%	8.58%	11.03%	—	8.48%
Russell 2000® Index	-0.25%	47.68%	10.54%	13.45%	—	10.05%

Hodges Blue Chip Equity Income Fund (09/10/2009)	5.95%	19.76%	12.48%	14.85%	14.24%	11.92%
Russell 1000® Index	8.76%	30.96%	16.43%	17.11%	16.76%	14.91%

*Average Annualized

	HDPMX	HDPSX	HDSVX	HDPBX
Gross Expense Ratio[1]	1.41%	1.40%	2.48%	1.64%
Net Expense Ratio[1]	1.17%^	1.35%^	1.29%^	1.30%^

[1]	These expense ratios are from the most recent prospectus dated July 29, 2021.
^
The Advisor has contractually agreed to reduce its fees at least until July 31, 2023.  This figure excludes Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses.  The Advisor is permitted, with Board approval, to be reimbursed for fee reduction and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid.  Please see prospectus for details. See the Financial Highlights in this report for the most current expense ratios.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 866-811-0224. The Funds impose a 1.00% redemption fee on shares held for thirty days or less (60 days or less for Institutional Class shares). Performance data quoted does not reflect the redemption fee. If reflected, total returns would be reduced. See the Financial Highlights in this report for the most current expense ratios.

Hodges Mutual Funds

Hodges Fund (HDPMX)

The Hodges Fund’s (the “Fund”) six month return for the period ending September 30, 2021 amounted to 2.86% compared to an increase of 9.18% for the S&P 500® Index.  Furthermore, the Fund’s total one-year return as of September 30, 2021, amounted to 61.59%, compared to 30.00% for the S&P 500® Index.  Although the portfolio underperformed in the recent six months due to a selloff in several cyclical stocks that occurred in the final month of this period, strong relative performance over the past year has mainly been attributed to individual stock selection.  Furthermore, the Hodges Fund’s turnover has recently returned to normal after being unusually elevated a year ago to take advantage of volatile market conditions. We have upgraded many portfolio holdings into companies that we expect to emerge from the pandemic stronger and generate above-average returns over the next twelve to eighteen months.

While we are encouraged with the Fund’s performance over the past year, the Hodges Fund’s portfolio managers remain laser-focused on investments where we have the highest conviction based on fundamentals and relative valuations.  The number of positions held in the Fund at September 30, 2021 totaled 47.  The top ten holdings at September 30, 2021 represented 37.51% of the Fund’s holdings. They included Moderna, Inc. (MRNA), Texas Pacific Land Corp. (TPL), Luby’s, Inc. (LUB), Airbnb, Inc. (ABNB), General Motors Co. (GM), Revolve Group, Inc. (RVLV), Matador Resources Co. (MTDR), Callaway Golf Co. (ELY), Cleveland-Cliffs Inc. (CLF), and Builders FirstSource, Inc. (BLDR).

Hodges Fund vs S&P 500® Index
As of 9/30/2021

Hodges Mutual Funds

Hodges Small Cap Fund (HDPSX)

The Hodges Small Cap Fund (the “Small Cap Fund” or the “Fund”) experienced a modest gain of 1.46% for the six months ending September 30, 2021 compared to a loss of 0.25% for the Russell 2000® Index.  On September 30, 2021, the Fund’s one-year return amounted to 71.23% compared to 47.68% for the Russell 2000® Index.  Over the past six months, relative performance again reflected strength in many of the Fund’s industrial, materials, financial, and consumer discretionary names.  Although small-caps underperformed large-cap stocks in the six months, we view the current risk-reward for holding small-cap stocks as attractive.  We expect this market segment to generate above-average relative risk-adjusted returns that could be supported by a continued earnings recovery for small-cap stocks and a pickup in merger and acquisition activity.

The Small Cap Fund remains well diversified across industrials, transportation, financial services, technology, and consumer-related names, which we expect to contribute to the Fund’s long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established several new positions that we view as having an attractive risk/reward profile.  The total number of stocks held in the Fund at September 30, 2021 was 51. The top ten holdings amounted to 32.71% of the Fund’s holdings and included Texas Pacific Land Corp. (TPL), Commercial Metals Co. (CMC), Boyd Gaming Corp. (BYD), American Eagle Outfitters, Inc. (AEO), Eagle Materials Inc. (EXP), InMode Ltd. (INMD), SM Energy Co. (SM), Silicon Motion Technology Corp. (SIMO), RH (RH) and Matador Resources Co. (MTDR).

Small Cap Fund vs Russell 2000® Return Index
As of 9/30/2021

80%
70%
60%
50%
40%
30%
20%
10%
0%
-10%

	6 Months	1 Year	3 Year	5 Year	10 Year	Since Inception
■ Hodges Small Cap Fund	1.46%	71.23%	10.39%	12.77%	13.87%	10.41%
□ Russell 2000 Return Index	-0.25%	47.68%	10.54%	13.45%	14.63%	9.58%

Inception: 12/18/2007 Annualized

Hodges Mutual Funds

Hodges Small Intrinsic Value Fund (HDSVX)

The Hodges Small Intrinsic Value Fund (the “Small Intrinsic Value Fund” or the “Fund”) experienced a gain of 1.73% over the past six months compared to a gain of 1.44% for its benchmark, the Russell 2000® Value Index.  The one-year return amounted to 66.42% compared to a 63.92% return for the Russell 2000® Value Index.  The Fund’s relative performance over the past year has been attributed to the Fund’s consumer discretionary, energy, and industrial stocks, which reflected the benefits of individual stock selection. The top ten holdings at September 30, 2021 represented 32.74% of the Fund’s holdings and included Fossil Group, Inc. (FOSL), Eagle Materials Inc. (EXP), Builders FirstSource, Inc. (BLDR), Stratus Properties Inc. (STRS), Kimball Electronics, Inc. (KE), Cleveland-Cliffs Inc. (CLF), Vista Outdoor Inc. (VSTO), Horace Mann Educators Corp. (HMN), and Tiptree Inc. (TIPT).

Small Intrinsic Value Fund vs
Russell 2000® Value Return Index & Russell 2000® Index
As of 9/30/2021

Hodges Mutual Funds

Hodges Blue Chip Equity Income Fund (HDPBX)

The Hodges Blue Chip Equity Income Fund (the “Blue Chip Equity Income Fund” or the “Fund”) was up 5.95% in the six months ending September 30, 2021 compared to a gain of 8.76% for the Russell 1000® Index. The Fund experienced a total return of 19.76% compared to a 30.96% return for the Russell 1000® Index on a one-year basis.  Negative relative performance over the past year was attributed to stock selection among a handful of the industrial and healthcare names. Although large-cap stocks have made an impressive move in recent years, we still see the current investing landscape as offering plenty of attractive, high-quality dividend-paying stocks with solid upside potential.  We also expect stable corporate profits to support potential dividend increases in the months ahead.  The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis.  The top ten holdings at September 30, 2021 represented 53.46% of the Fund’s holdings and included Microsoft Corp. (MSFT), Apple Inc. (AAPL), Amazon.com, Inc. (AMZN), Facebook, Inc. (FB), Exxon Mobil Corp. (XOM), ONEOK, Inc. (OKE), Texas Instruments, Inc. (TXN), The Home Depot, Inc. (HD), PayPal Holdings, Inc. (PYPL), and Chevron Corp. (CVX).

Blue Chip Equity Income Fund vs Russell 1000® Index
As of 9/30/2021

Hodges Mutual Funds

In conclusion, we remain optimistic regarding the long-term investment opportunities surrounding the Hodges Mutual Funds.  By offering four distinct mutual fund strategies covering most segments of the domestic equity market, we hope to serve the diverse need of financial advisors and individual investors.  Our entire investment team is rigorously studying companies, meeting with management teams, observing trends, and attempting to navigate today’s ever-changing financial markets.  Feel free to contact us directly if we can address any specific questions.

Sincerely,

Craig Hodges		Eric Marshall, CFA
Co-Portfolio Manager		Co-Portfolio Manager

Gary Bradshaw	Chris Terry, CFA	Derek Maupin
Co-Portfolio Manager	Co-Portfolio Manager	Co-Portfolio Manager

The above discussion is based on the opinions of the author, and is subject to change. It is not intended to be a forecast of future events, a guarantee of future results, or a recommendation to buy/sell any security. Portfolio composition and company ownership in the Hodges Funds are subject to daily change.

The Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectuses contain this and other important information about the Hodges Funds, and it may be obtained by calling 866-811-0224, or visiting www.hodgesmutualfunds.com. Read it carefully before investing.

Mutual Fund investing involves risk.  Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Options and future contracts have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. These risks may be greater than risks associated with more traditional investments. Short sales of securities involve the risk that losses may exceed the original amount invested. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities. Investments in small and medium-capitalization companies involve additional risks such as limited liquidity and greater volatility. Non-diversified funds are more exposed to individual stock volatility than a diversified fund.  Investments in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery, involve greater risk.

Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may be appropriately priced or overvalued.

Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The Russell 1000® Index is a subset of the Russell 3000® Index and consists of the 1,000 largest companies comprising over 90% of the total market capitalization of all listed stocks.  The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization. The Russell 3000® Index is a stock index consisting of the 3000 largest publicly listed companies, representing about 98% of the total capitalization of the entire U.S. stock market.  You cannot invest directly in an index.  The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

Price/earnings (P/E): The most common measure of how expensive a stock is.

Earnings Growth is not a measure of a fund’s future performance.

Hodges Capital Management is the Advisor to the Hodges Funds.

Hodges Funds are distributed by Quasar Distributors LLC.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2021 (Unaudited)

(as a percentage of net assets)

Hodges Fund
(HDPMX)

Small Cap Fund
(HDPSX & HDSIX)

1  Includes cash and other assets in excess of liabilities.
2  Includes liabilities in excess of cash and other assets.

Hodges Mutual Funds

SECTOR ALLOCATIONS At September 30, 2021 (Unaudited)

(as a percentage of net assets)

Small Intrinsic Value Fund
(HDSVX)

Blue Chip Equity Income Fund
(HDPBX)

1  Includes cash and other assets in excess of liabilities.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 94.4%

Airlines: 2.8%
250,000	Spirit Airlines, Inc. [1]	$6,485,000

Apparel: 1.6%
125,000	On Holding AG - Class A [1]	3,766,250

Apparel & Shoe Retail: 1.8%
302,625	Duluth Holdings, Inc. - Class B [1]	4,124,779

Auto Manufacturers: 3.5%
150,000	General Motors Co. [1]	7,906,500

Banks: 2.8%
500,000	Deutsche Bank AG [1]	6,350,000

Biotechnology: 5.9%
35,000	Moderna, Inc. [1]	13,470,100

Building Materials: 8.5%
100,000	The AZEK Co, Inc. - Class A [1]	3,653,000
135,000	Builders FirstSource, Inc. [1]	6,984,900
40,000	Eagle Materials, Inc.	5,246,400
40,000	Owens Corning	3,420,000
		19,304,300
Computers: 3.4%
35,000	CyberArk Software Ltd. [1]	5,523,700
60,000	NCR Corp. [1]	2,325,600
		7,849,300
Diversified Financial Services: 1.9%
115,091	Jefferies Financial Group, Inc.	4,273,329

Entertainment: 4.0%
225,000	Cinemark Holdings, Inc. [1]	4,322,250
100,000	DraftKings, Inc. - Class A [1]	4,816,000
		9,138,250
Home Builders: 2.3%
200,000	Taylor Morrison Home Corp. [1]	5,156,000

Home Furnishings: 2.0%
100,000	Tempur Sealy International, Inc.	4,641,000

Insurance: 1.2%
50,000	American International Group, Inc.	2,744,500

Internet: 10.8%
50,000	Airbnb, Inc. - Class A [1]	8,387,500
200,000	CarParts.com, Inc. [1]	3,122,000
125,000	Revolve Group, Inc. - Class A [1]	7,721,250
75,000	Snap, Inc. - Class A [1]	5,540,250
		24,771,000
Iron & Steel: 5.6%
375,000	Cleveland-Cliffs, Inc. [1]	7,428,750
175,000	Commercial Metals Co.	5,330,500
		12,759,250
Leisure Time: 6.4%
275,000	Callaway Golf Co. [1]	7,598,250
115,000	Norwegian Cruise
	Line Holdings Ltd. [1]	3,071,650
100,000	Vista Outdoor, Inc. [1]	4,031,000
		14,700,900
Mining: 2.5%
175,000	Freeport-McMoRan, Inc.	5,692,750

Office Supplies Retail: 1.4%
115,000	Cricut, Inc. - Class A [1]	3,171,700

Oil Companies Exploration & Production: 3.3%
200,000	Matador Resources Co.	7,608,000

Oil Field Services: 2.3%
175,000	Schlumberger NV	5,187,000

Restaurants: 3.9%
2,134,382	Luby’s, Inc. [1,2]	8,921,717

Semiconductors: 8.4%
35,500	Cree, Inc. [1]	2,865,915
80,000	Micron Technology, Inc. [1]	5,678,400
125,000	ON Semiconductor Corp. [1]	5,721,250
30,000	Skyworks Solutions, Inc.	4,943,400
		19,208,965
Software: 1.8%
65,000	Motorsport Games, Inc. - Class A [1]	926,900
10,000	Twilio, Inc. - Class A [1]	3,190,500
		4,117,400
Textiles: 2.1%
1,000,000	The Dixie Group, Inc. [1,2]	4,860,000

U.S. Royalty Trusts: 4.2%
8,000	Texas Pacific Land Corp.	9,674,880

TOTAL COMMON STOCKS
(Cost $154,841,081)		215,882,870

The accompanying notes are an integral part of these financial statements.

Hodges Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

Contracts		Notional
(100 shares per contract)		Value	Value
CALL OPTIONS PURCHASED: 5.3% [1]

Diversified Financial Services: 0.6%
500	Visa, Inc. - Class A,
	Expiration:
	November 2021,
	Exercise Price: $200.00
		$11,137,500	$1,267,500

Healthcare Products: 1.2%
1,000	Medtronic PLC,
	Expiration:
	November 2021,
	Exercise Price: $100.00
		12,535,000	2,650,000

Home Furnishings: 0.3%
200	Williams-Sonoma, Inc.,
	Expiration:
	January 2022,
	Exercise Price: $150.00
		3,546,600	660,000
Internet: 3.2%
50	Alphabet, Inc. -
	Class A,
	Expiration:
	October 2021,
	Exercise Price: $2,200.00
		13,326,550	2,335,000
50	Amazon.com, Inc.,
	Expiration:
	October 2021,
	Exercise Price: $3,000.00
		16,425,200	1,506,625
375	DoorDash, Inc. -
	Class A,
	Expiration:
	November 2021,
	Exercise Price: $165.00
		7,724,250	1,665,000
450	Facebook, Inc. -
	Class A,
	Expiration:
	October 2021,
	Exercise Price: $300.00
		15,272,550	1,825,875
			7,332,500
TOTAL CALL OPTIONS PURCHASED
(Cost $12,937,668)			11,910,000

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $167,778,749)			227,792,870
Other Assets in Excess of Liabilities: 0.3%			577,985
TOTAL NET ASSETS: 100.0%			$228,370,855

[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 100.1%

Airlines: 3.8%
150,000	Hawaiian Holdings, Inc. [1]	$3,249,000
215,000	Spirit Airlines, Inc. [1]	5,577,100
		8,826,100
Apparel: 1.0%
188,500	Fossil Group, Inc. [1]	2,233,725

Apparel & Shoe Retail: 4.9%
280,000	American Eagle Outfitters, Inc.	7,224,000
130,000	Shoe Carnival, Inc.	4,214,600
		11,438,600
Automobile Retail: 1.0%
19,000	America’s Car-Mart, Inc. [1]	2,218,820

Banks: 5.3%
170,000	Hilltop Holdings, Inc.	5,553,900
30,000	Prosperity Bancshares, Inc.	2,133,900
46,000	Triumph Bancorp, Inc. [1]	4,605,980
		12,293,780
Building Materials: 4.7%
100,000	The AZEK Co, Inc. - Class A [1]	3,653,000
55,000	Eagle Materials, Inc.	7,213,800
		10,866,800
Computers: 1.7%
100,000	NCR Corp. [1]	3,876,000

Diversified Retail: 0.4%
50,000	Sally Beauty Holdings, Inc. [1]	842,500

Electrical Components & Equipment: 1.9%
46,000	Encore Wire Corp.	4,362,180

Electronics: 1.7%
155,937	Kimball Electronics, Inc. [1]	4,018,497

Entertainment: 1.2%
150,000	Cinemark Holdings, Inc. [1]	2,881,500

Food: 3.6%
155,000	BellRing Brands, Inc. - Class A [1]	4,766,250
400,000	SunOpta, Inc. [1]	3,572,000
		8,338,250
Healthcare Products: 3.1%
45,000	Inmode Ltd. [1]	7,175,250

Healthcare Services: 1.8%
65,000	Acadia Healthcare Co., Inc. [1]	4,145,700

Holding Companies - Diversified: 1.1%
215,000	Legato Merger Corp. [1]	2,586,800

Home Builders: 2.2%
200,000	Taylor Morrison Home Corp. [1]	5,156,000

Home Furnishings: 6.8%
160,000	Ethan Allen Interiors, Inc.	3,792,000
10,000	RH [1]	6,669,100
115,000	Tempur Sealy International, Inc.	5,337,150
		15,798,250
Insurance: 3.0%
27,000	Goosehead Insurance, Inc. - Class A	4,111,830
125,000	NMI Holdings, Inc. - Class A [1]	2,826,250
		6,938,080
Internet: 1.2%
175,000	CarParts.com, Inc. [1]	2,731,750

Iron & Steel: 7.4%
300,000	Cleveland-Cliffs, Inc. [1]	5,943,000
285,000	Commercial Metals Co.	8,681,100
120,000	United States Steel Corp.	2,636,400
		17,260,500
Leisure Time: 9.1%
48,000	Brunswick Corp.	4,572,960
200,000	Callaway Golf Co. [1]	5,526,000
185,000	Norwegian Cruise
	Line Holdings Ltd. [1]	4,941,350
150,000	Vista Outdoor, Inc. [1]	6,046,500
		21,086,810
Lodging: 3.1%
115,000	Boyd Gaming Corp. [1]	7,274,900

Office Supplies Retail: 1.5%
130,000	Cricut, Inc. - Class A [1]	3,585,400

Oil Companies Exploration & Production: 7.1%
175,000	Matador Resources Co.	6,657,000
16,526	Pioneer Natural Resources Co.	2,751,744
265,000	SM Energy Co.	6,990,700
		16,399,444
Packaging & Containers: 3.8%
80,000	Berry Global Group, Inc. [1]	4,870,400
200,000	Graphic Packaging Holding Co.	3,808,000
		8,678,400
Restaurants: 3.0%
85,000	Brinker International, Inc. [1]	4,169,250
30,000	Texas Roadhouse, Inc.	2,739,900
		6,909,150

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

Shares		Value
Semiconductors: 5.5%
40,000	Kulicke & Soffa Industries, Inc.	$2,331,200
100,000	Silicon Motion Technology
	Corp. - ADR	6,898,000
115,000	Tower Semiconductor Ltd. [1]	3,438,500
		12,667,700
Software: 1.6%
110,000	Upland Software, Inc. [1]	3,678,400

Sporting Goods: 1.2%
70,000	Academy Sports & Outdoors, Inc. [1]	2,801,400

U.S. Royalty Trusts: 4.9%
9,300	Texas Pacific Land Corp.	11,247,048

Vision Services: 1.5%
60,000	National Vision Holdings, Inc. [1]	3,406,200

TOTAL COMMON STOCKS
(Cost $151,317,791)		231,723,934

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $151,317,791)		231,723,934
Liabilities in Excess of Other Assets: (0.1)%		(300,811)
TOTAL NET ASSETS: 100.0%		$231,423,123

ADR - American Depositary Receipt
[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%

Apparel: 5.9%
15,000	Delta Apparel, Inc. [1]	$409,650
45,000	Fossil Group, Inc. [1]	533,250
		942,900
Apparel & Shoe Retail: 1.6%
19,000	Duluth Holdings, Inc. - Class B [1]	258,970

Automobile Retail: 1.5%
2,000	America’s Car-Mart, Inc. [1]	233,560

Banks: 12.1%
4,000	BancFirst Corp.	240,480
15,000	First Foundation, Inc.	394,500
13,500	Hilltop Holdings, Inc.	441,045
4,000	Independent Bank Group, Inc.	284,160
3,000	Prosperity Bancshares, Inc.	213,390
3,500	Triumph Bancorp, Inc. [1]	350,455
		1,924,030
Building Materials: 6.6%
10,000	Builders FirstSource, Inc. [1]	517,400
4,000	Eagle Materials, Inc.	524,640
		1,042,040
Commercial Services: 4.6%
15,000	H&R Block, Inc.	375,000
140,000	Research Solutions, Inc. [1]	362,600
		737,600
Computers: 1.7%
7,000	NCR Corp. [1]	271,320

Diversified Financial Services: 2.5%
21,000	Westwood Holdings Group, Inc.	399,000

Diversified Manufacturing Operations: 1.5%
9,000	Trinity Industries, Inc.	244,530

Electronics: 3.2%
20,000	Kimball Electronics, Inc. [1]	515,400

Engineering & Construction: 4.0%
5,000	Arcosa, Inc.	250,850
70,000	Orion Group Holdings, Inc. [1]	380,800
		631,650
Food: 2.0%
14,000	Sprouts Farmers Market, Inc. [1]	324,380

Holding Companies - Diversified: 2.1%
25,000	Legato Merger Corp. [1]	328,000

Home Builders: 1.9%
12,000	Taylor Morrison Home Corp. [1]	309,360

Home Furnishings: 3.9%
16,000	Bassett Furniture Industries, Inc.	289,760
12,000	Hooker Furnishings Corp.	323,880
		613,640
Insurance: 5.8%
12,000	Horace Mann Educators Corp.	477,480
45,000	Tiptree, Inc.	450,900
		928,380
Iron & Steel: 5.8%
25,000	Cleveland-Cliffs, Inc. [1]	495,250
14,000	Commercial Metals Co.	426,440
		921,690
Leisure Time: 5.2%
3,600	Brunswick Corp.	342,972
12,000	Vista Outdoor, Inc. [1]	483,720
		826,692
Machinery - Diversified: 2.3%
9,000	Ichor Holdings Ltd. - ADR [1]	369,810

Metal Fabrication & Hardware: 1.0%
12,000	TimkenSteel Corp. [1]	156,960

Mining: 1.0%
1,500	Kaiser Aluminum Corp.	163,440

Oil Companies Exploration & Production: 7.9%
40,000	Comstock Resources, Inc. [1]	414,000
24,000	HighPeak Energy, Inc.	216,000
4,000	Oasis Petroleum, Inc.	397,680
4,000	Whiting Petroleum Corp. [1]	233,640
		1,261,320
Real Estate: 3.2%
16,000	Stratus Properties, Inc. [1]	515,840

Semiconductors: 1.5%
1,300	Synaptics, Inc. [1]	233,649

Textiles: 2.6%
24,000	Culp, Inc.	309,120
20,000	The Dixie Group, Inc. [1,2]	97,200
		406,320
Transportation: 2.8%
16,000	Covenant Logistics
	Group, Inc. - Class A [1]	442,400

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited) (Continued)

Shares		Value
Vitamins & Nutritional Supplements: 1.6%
7,000	Franchise Group, Inc.	$247,870

TOTAL COMMON STOCKS
(Cost $11,239,292)		15,250,751

TOTAL INVESTMENTS IN SECURITIES: 95.8%
(Cost $11,239,292)		15,250,751
Other Assets in Excess of Liabilities: 4.2%		667,117
TOTAL NET ASSETS: 100.0%		$15,917,868

ADR - American Depositary Receipt
[1]	Non-income producing security.
[2]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

SCHEDULE OF INVESTMENTS at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 98.7%

Banks: 2.6%
1,900	The Goldman Sachs Group, Inc.	$718,257

Beverages: 3.3%
6,000	PepsiCo, Inc.	902,460

Building Products Retail: 6.5%
3,250	The Home Depot, Inc.	1,066,845
3,500	Lowe’s Cos, Inc.	710,010
		1,776,855
Commercial Services: 3.8%
4,000	PayPal Holdings, Inc. [1]	1,040,840

Computers: 10.3%
15,000	Apple, Inc.	2,122,500
5,000	International Business
	Machines Corp.	694,650
		2,817,150
Discount Retail: 2.6%
5,000	Walmart, Inc.	696,900

Home Furnishings: 3.0%
4,000	Whirlpool Corp.	815,440

Insurance: 5.5%
3,000	Berkshire Hathaway, Inc. - Class B [1]	818,820
4,000	Chubb Ltd.	693,920
		1,512,740
Internet: 12.2%
550	Amazon.com, Inc. [1]	1,806,772
4,500	Facebook, Inc. - Class A [1]	1,527,255
		3,334,027
Machinery-Construction & Mining: 2.6%
3,750	Caterpillar, Inc.	719,887

Oil Companies Exploration & Production: 3.2%
13,000	ConocoPhillips	881,010

Oil Companies Integrated: 9.1%
10,000	Chevron Corp.	1,014,500
25,000	Exxon Mobil Corp.	1,470,500
		2,485,000
Pharmaceuticals: 11.0%
6,000	AbbVie, Inc.	647,220
3,000	Eli Lilly & Co.	693,150
5,500	Johnson & Johnson	888,250
18,000	Pfizer, Inc.	774,180
		3,002,800
Pipelines: 4.2%
20,000	ONEOK, Inc.	1,159,800

Semiconductors: 4.2%
6,000	Texas Instruments, Inc.	1,153,260

Software: 8.2%
8,000	Microsoft Corp.	2,255,360

Transportation: 6.4%
4,000	FedEx Corp.	877,160
4,500	Union Pacific Corp.	882,045
		1,759,205
TOTAL COMMON STOCKS
(Cost $17,513,738)		27,030,991

TOTAL INVESTMENTS IN SECURITIES: 98.7%
(Cost $17,513,738)		27,030,991
Other Assets in Excess of Liabilities: 1.3%		348,778
TOTAL NET ASSETS: 100.0%		$27,379,769

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2021 (Unaudited)

			Small	Blue Chip
		Small Cap	Intrinsic	Equity
	Hodges Fund	Fund	Value Fund	Income Fund
ASSETS
Investments in unaffiliated securities, at value	$214,011,153	$231,723,934	$15,153,551	$27,030,991
(Cost $156,881,933, $151,317,791, $11,199,292, and $17,513,738)
Investments in affiliated securities, at value	13,781,717	—	97,200	—
(Cost $10,896,816, $—, $40,000, and $—)
Cash	845,925	900	735,639	404,642
Receivables:
Investment securities sold	1,098,539	1,013,458	—	—
Fund shares sold	32,946	33,935	2,540	3,065
Dividends and interest	64,324	64,220	12,685	6,200
Prepaid expenses	20,013	19,621	8,059	17,030
Total assets	229,854,617	232,856,068	16,009,674	27,461,928

LIABILITIES
Payables:
Investment securities purchased	1,035,432	154,575	—	—
Distribution fees	147,176	110,481	10,299	17,162
Investment advisory fees, net	136,392	166,376	934	9,963
Fund shares redeemed	84,757	53,567	46,276	11,817
Fund administration fees	22,042	26,570	5,520	7,034
Audit fees	15,180	15,193	13,205	13,205
Fund accounting fees	12,975	16,066	1,906	2,825
Transfer agent fees	11,964	12,654	5,118	5,309
Sub-transfer agent fees	6,033	10,216	347	650
Trustee fees	4,225	4,354	3,908	3,980
Chief Compliance Officer fees	2,736	2,734	2,736	2,736
Custody fees	575	1,134	1,108	858
Distribution to shareholders	—	—	—	2,194
Loans payable	—	824,000	—	—
Other accrued expenses	4,275	35,025	449	4,426
Total liabilities	1,483,762	1,432,945	91,806	82,159
NET ASSETS	$228,370,855	$231,423,123	$15,917,868	$27,379,769

COMPONENTS OF NET ASSETS
Paid-in capital	$173,655,771	$98,079,894	$10,826,790	$15,015,966
Total distributable (accumulated) earnings (losses)	54,715,084	133,343,229	5,091,078	12,363,803
Total net assets	$228,370,855	$231,423,123	$15,917,868	$27,379,769

Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$228,370,855	$179,439,702	$15,917,868	$27,379,769
Shares of beneficial interest issued and outstanding	3,869,130	6,995,843	902,419	1,328,435
Net asset value, offering price, and redemption price per share	$59.02	$25.65	$17.64	$20.61

Institutional Class:
Net assets		$51,983,421
Shares of beneficial interest issued and outstanding		1,929,937
Net asset value, offering price, and redemption price per share		$26.94

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

STATEMENTS OF OPERATIONS For the Six Months Ended September 30, 2021 (Unaudited)

			Small	Blue Chip
		Small Cap	Intrinsic	Equity
	Hodges Fund	Fund	Value Fund	Income Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$269,311	$878,169	$123,863	$246,687
Total investment income	269,311	878,169	123,863	246,687

EXPENSES
Investment advisory fees	1,000,482	1,059,044	72,322	90,190
Distribution fees - Retail Class	294,259	240,912	21,271	34,688
Sub-transfer agent fees	54,078	98,236	3,175	2,974
Fund administration fees	53,076	61,088	9,075	11,037
Fund accounting fees	31,944	37,399	2,601	3,612
Transfer agent fees	25,551	25,406	9,425	9,752
Miscellaneous expenses	22,280	21,370	3,709	5,234
Registration expenses	19,430	21,213	11,844	11,847
Audit fees	15,182	15,189	13,205	13,205
Trustees fees	11,575	11,770	9,736	9,814
Reports to shareholders	7,969	13,998	1,742	1,506
Chief Compliance Officer fees	5,736	5,735	5,736	5,736
Custody fees	5,168	6,376	2,848	2,658
Legal fees	3,831	3,784	3,660	5,970
Insurance expenses	2,450	2,524	2,116	2,123
Interest expense	—	2	—	2
Total expenses	1,553,011	1,624,046	172,465	210,348
Less: advisory fees waived per waiver
effective September 1, 2020 (Note 3)	(29,399)	(31,506)	—	—
Less: fees waived	(164,589)	—	(62,703)	(29,968)
Net expenses	1,359,023	1,592,540	109,762	180,380
Net investment income (loss)	(1,089,712)	(714,371)	14,101	66,307

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Unaffiliated investments	15,920,047	28,179,091	890,450	1,987,336
Affiliated investments	(778,529)	—	45,025	—
Options written	318,088	—	—	—
Net realized gain (loss)	15,459,606	28,179,091	935,475	1,987,336
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(12,977,601)	(23,951,496)	(686,260)	(505,596)
Affiliated investments	4,610,229	—	18,400	—
Options written	(115,866)	—	—	—
Net unrealized appreciation/depreciation	(8,483,238)	(23,951,496)	(667,860)	(505,596)
Net realized and unrealized gain (loss) on investments	6,976,368	4,227,595	267,615	1,481,740
Net increase (decrease) in net assets
resulting from operations	$5,886,656	$3,513,224	$281,716	$1,548,047

The accompanying notes are an integral part of these financial statements.

Hodges Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(1,089,712)	$(1,082,193)
Net realized gain (loss) on transactions from:
Unaffiliated investments	15,920,047	(2,548,072)
Affiliated investments	(778,529)	(1,403,735)
Options written	318,088	(842,449)
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(12,977,601)	125,993,153
Affiliated investments	4,610,229	9,486,265
Options written	(115,866)	115,866
Net increase (decrease) in net assets resulting from operations	5,886,656	129,718,835

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	11,765,969	8,432,536
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	—	(5,141,841)
Total increase (decrease) in net assets from capital share transactions	11,765,969	3,290,695
Total increase (decrease) in net assets	17,652,625	133,009,530

NET ASSETS
Beginning of period/year	210,718,230	77,708,700
End of period/year	$228,370,855	$210,718,230

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2021		Year Ended
	(Unaudited)		March 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	531,170	$31,914,579	717,355	$34,132,599
Shares redeemed [2]	(333,969)	(20,148,610)	(675,320)	(25,700,063)
Net increase (decrease)	197,201	$11,765,969	42,035	$8,432,536

[2]	Net of redemption fees of $3,383 and $1,729, respectively.

	Period Ended
	August 19, 2020 [4]
	Shares	Amount
Institutional Class:
Shares sold	15,241	$462,943
Shares redeemed [3]	(196,654)	(5,604,784)
Net increase (decrease)	(181,413)	$(5,141,841)

[3]	Net of redemption fees of $230.
[4]	Hodges Fund Institutional Class shares liquidated after close of business on August 19, 2020.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(714,371)	$(1,213,835)
Net realized gain (loss) on transactions from:
Unaffiliated investments	28,179,091	33,264,243
Options written	—	227,803
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(23,951,496)	120,713,457
Net increase (decrease) in net assets resulting from operations	3,513,224	152,991,668

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net change
in outstanding shares – Retail Class [1]	(6,355,766)	(23,660,942)
Increase (decrease) in net assets derived from net change
in outstanding shares – Institutional Class [1]	(2,795,223)	(15,937,850)
Total increase (decrease) in net assets from capital share transactions	(9,150,989)	(39,598,792)
Total increase (decrease) in net assets	(5,637,765)	113,392,876

NET ASSETS
Beginning of period/year	237,060,888	123,668,012
End of period/year	$231,423,123	$237,060,888

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2021		Year Ended
	(Unaudited)		March 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares sold	744,040	$19,617,902	778,493	$16,384,450
Shares redeemed [2]	(995,524)	(25,973,668)	(2,589,012)	(40,045,392)
Net increase (decrease)	(251,484)	$(6,355,766)	(1,810,519)	$(23,660,942)

[2]	Net of redemption fees of $5,628 and $1,500, respectively.

	Six Months Ended
	September 30, 2021		Year Ended
	(Unaudited)		March 31, 2021
	Shares	Amount	Shares	Amount
Institutional Class:
Shares sold	186,676	$5,105,748	396,865	$6,877,522
Shares redeemed [3]	(287,468)	(7,900,971)	(1,414,567)	(22,815,372)
Net increase (decrease)	(100,792)	$(2,795,223)	(1,017,702)	$(15,937,850)

[3]	Net of redemption fees of $1,649 and $679, respectively.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$14,101	$(59,655)
Net realized gain (loss) on transactions from:
Unaffiliated investments	890,450	2,089,023
Affiliated investments	45,025	194,392
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(686,260)	6,878,802
Affiliated investments	18,400	213,269
Net increase (decrease) in net assets resulting from operations	281,716	9,315,831

CAPITAL SHARE TRANSACTIONS
Total increase (decrease) in net assets from capital share transactions [1]	(523,100)	2,803,560
Total increase (decrease) in net assets	(241,384)	12,119,391

NET ASSETS
Beginning of period/year	16,159,252	4,039,861
End of period/year	$15,917,868	$16,159,252

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2021		Year Ended
	(Unaudited)		March 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	138,113	$2,481,375	605,619	$5,958,230
Shares redeemed [2]	(167,497)	(3,004,475)	(264,254)	(3,154,670)
Net increase (decrease)	(29,384)	$(523,100)	341,365	$2,803,560

[2]	Net of redemption fees of $117 and $76, respectively.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2021	Year Ended
	(Unaudited)	March 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$66,307	$167,121
Net realized gain (loss) on transactions from:
Unaffiliated investments	1,987,336	1,901,153
Net change in unrealized appreciation/depreciation on:
Unaffiliated investments	(505,596)	7,852,494
Net increase (decrease) in net assets resulting from operations	1,548,047	9,920,768

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(67,295)	(1,262,481)

CAPITAL SHARE TRANSACTIONS
Total increase (decrease) in net assets from capital share transactions [1]	(196,935)	(1,373,678)
Total increase (decrease) in net assets	1,283,817	7,284,609

NET ASSETS
Beginning of period/year	26,095,952	18,811,343
End of period/year	$27,379,769	$26,095,952

[1]	Summary of share transactions is as follows:

	Six Months Ended
	September 30, 2021		Year Ended
	(Unaudited)		March 31, 2021
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	35,744	$754,579	123,186	$2,111,141
Shares issued in reinvestment of distributions	3,050	63,666	64,553	1,195,918
Shares redeemed [2]	(48,850)	(1,015,180)	(284,526)	(4,680,737)
Net increase (decrease)	(10,056)	$(196,935)	(96,787)	$(1,373,678)

[2]	Net of redemption fees of $1 and $56, respectively.

The accompanying notes are an integral part of these financial statements.

Hodges Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$57.39	$20.36	$37.76	$48.44	$46.60	$35.68

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.28)	(0.31)	(0.19)	(0.36)	(0.46)	(0.24)
Net realized and unrealized
gain (loss) on investments	1.91	37.34	(17.21)	(7.15)	5.90	11.15
Total from investment operations	1.63	37.03	(17.40)	(7.51)	5.44	10.91

LESS DISTRIBUTIONS:
From net realized gain	—	—	—	(3.17)	(3.60)	—
Total distributions	—	—	—	(3.17)	(3.60)	—
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net asset value, end of period/year	$59.02	$57.39	$20.36	$37.76	$48.44	$46.60
Total return	2.86%[3]	181.74%	(46.05)%	(14.45)%	11.88%	30.64%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$228.4	$210.7	$73.9	$177.4	$251.9	$360.8
Portfolio turnover rate	43%[3]	220%	107%	119%	142%	145%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.32%[4]	1.40%	1.37%	1.34%	1.33%	1.30%
After fees waived and expenses absorbed [5,6]	1.15%[4]	1.16%	1.18%	1.18%	1.18%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.10)%[4]	(1.03)%	(0.75)%	(0.97)%	(1.11)%	(0.56)%
After fees waived and expenses absorbed [5,6]	(0.93)%[4]	(0.79)%	(0.56)%	(0.81)%	(0.96)%	(0.56)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective April 1, 2017, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.18% of the Retail Class’ daily net assets. See Note 3.
[6]
Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 0.90% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 0.93% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$25.28	$10.10	$18.13	$19.51	$20.11	$17.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.08)	(0.13)	(0.07)	(0.12)	(0.13)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.45	15.31	(6.58)	(0.54)	2.35	2.91
Total from investment operations	0.37	15.18	(6.65)	(0.66)	2.22	2.90

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.00)[2]
From net realized gain	—	—	(1.38)	(0.72)	(2.82)	(0.06)
Total distributions	—	—	(1.38)	(0.72)	(2.82)	(0.06)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$25.65	$25.28	$10.10	$18.13	$19.51	$20.11
Total return	1.46%[3]	150.30%[3]	(39.59)%	(2.96)%	12.49%	16.81%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$179.4	$183.2	$91.5	$354.5	$452.0	$756.8
Portfolio turnover rate	39%[3]	124%	81%	81%	45%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.36%[4]	1.40%	1.33%	1.29%	1.30%	1.28%
After fees waived and expenses absorbed [5]	1.33%[4]	1.35%	1.33%	1.29%	1.30%	1.28%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.66)%[4]	(0.83)%	(0.43)%	(0.60)%	(0.68)%	(0.08)%
After fees waived and expenses absorbed [5]	(0.63)%[4]	(0.78)%	(0.43)%	(0.60)%	(0.68)%	(0.08)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]
Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Cap Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$26.51	$10.56	$18.85	$20.21	$20.68	$17.74

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	(0.06)	(0.09)	(0.03)	(0.07)	(0.09)	0.04
Net realized and unrealized
gain (loss) on investments	0.49	16.04	(6.88)	(0.57)	2.44	3.02
Total from investment operations	0.43	15.95	(6.91)	(0.64)	2.35	3.06

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.06)
From net realized gain	—	—	(1.38)	(0.72)	(2.82)	(0.06)
Total distributions	—	—	(1.38)	(0.72)	(2.82)	(0.12)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$26.94	$26.51	$10.56	$18.85	$20.21	$20.68
Total return	1.55%[3]	151.14%	(39.46)%	(2.76)%	12.79%	17.21%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$52.0	$53.8	$32.2	$105.0	$132.3	$414.3
Portfolio turnover rate	39%[3]	124%	81%	81%	45%	44%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.11%[4]	1.15%	1.09%	1.04%	1.05%	0.98%
After fees waived and expenses absorbed [5]	1.08%[4]	1.10%	1.09%	1.04%	1.05%	0.98%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.43)%[4]	(0.58)%	(0.18)%	(0.35)%	(0.44)%	0.18%
After fees waived and expenses absorbed [5]	(0.40)%[4]	(0.53)%	(0.18)%	(0.35)%	(0.44)%	0.18%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.
[5]
Effective September 1, 2020, the Advisor contractually agreed to limit the Institutional Class shares’ annual ratio of expenses to 1.12% of the Institutional Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Institutional Class’ daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

Small Intrinsic Value Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$17.34	$6.84	$11.13	$13.65	$12.83	$11.01

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.01	(0.06)	(0.01)	(0.08)	(0.07)	(0.00)[2]
Net realized and unrealized
gain (loss) on investments	0.29	10.56	(4.28)	(1.47)	1.30	1.82
Total from investment operations	0.30	10.50	(4.29)	(1.55)	1.23	1.82

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.00)[2]	—	—	—
From net realized gain	—	—	—	(0.97)	(0.41)	—
Total distributions	—	—	(0.00)[2]	(0.97)	(0.41)	—
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$17.64	$17.34	$6.84	$11.13	$13.65	$12.83
Total return	1.73%[3]	153.51%	(38.53)%	(10.91)%	9.55%	16.53%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$15.9	$16.2	$4.0	$13.7	$81.7	$110.0
Portfolio turnover rate	29%[3]	136%	115%	137%	103%	113%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.03%[4]	2.48%	2.43%	1.50%	1.38%	1.39%
After fees waived and expenses absorbed	1.29%[4]	1.29%	1.29%	1.29%	1.29%	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(0.57)%[4]	(1.73)%	(1.21)%	(0.78)%	(0.64)%	(0.14)%
After fees waived and expenses absorbed	0.17%[4]	(0.54)%	(0.07)%	(0.57)%	(0.55)%	(0.04)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Blue Chip Equity Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	September 30,	Year Ended March 31,
	2021
	(Unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period/year	$19.50	$13.11	$15.83	$15.86	$15.27	$14.12

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) [1]	0.05	0.13	0.15	0.12	0.15	0.17
Net realized and unrealized
gain (loss) on investments	1.11	7.22	(1.56)	0.65	1.98	1.74
Total from investment operations	1.16	7.35	(1.41)	0.77	2.13	1.91

LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.12)	(0.15)	(0.12)	(0.15)	(0.18)
From net realized gain	—	(0.84)	(1.16)	(0.68)	(1.39)	(0.58)
Total distributions	(0.05)	(0.96)	(1.31)	(0.80)	(1.54)	(0.76)
Paid-in capital from redemption	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period/year	$20.61	$19.50	$13.11	$15.83	$15.86	$15.27
Total return	5.95%[3]	56.53%	(10.66)%	5.52%	13.69%	13.88%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$27.4	$26.1	$18.8	$24.0	$23.3	$23.9
Portfolio turnover rate	42%[3]	67%	51%	44%	65%	59%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.52%[4]	1.64%	1.47%	1.48%	1.45%	1.45%
After fees waived and expenses absorbed	1.30%[4]	1.30%	1.30%	1.30%	1.30%	1.30%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.26%[4]	0.37%	0.73%	0.59%	0.77%	1.03%
After fees waived and expenses absorbed	0.48%[4]	0.71%	0.90%	0.76%	0.92%	1.18%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund commenced operations on December 26, 2013 and offers a Retail Class of shares only.  The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last   sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an   inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models   or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ investments as of September 30, 2021. See the Schedules of Investments for industry breakouts.

Hodges Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$215,882,870	$—	$—	$215,882,870
Call Options Purchased	—	11,910,000	—	11,910,000
Total Investments in Securities	$215,882,870	$11,910,000	$—	$227,792,870

Small Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$231,723,934	$—	$—	$231,723,934
Total Investments in Securities	$231,723,934	$—	$—	$231,723,934

Small Intrinsic Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$15,250,751	$—	$—	$15,250,751
Total Investments in Securities	$15,250,751	$—	$—	$15,250,751

Blue Chip Equity Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$27,030,991	$—	$—	$27,030,991
Total Investments in Securities	$27,030,991	$—	$—	$27,030,991

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund may invest in options, traded on U.S. and foreign exchanges, on equities, debt and stock indices as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, and to effect closing transactions. Each Fund may write covered put and call options on securities, securities indices and currencies in which it may invest to serve as a partial hedge against a price decline of the underlying security.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

Balance Sheet

Values of derivative instruments as of September 30, 2021:

Hodges Fund

	Asset Derivatives as of		Liability Derivatives as of
	September 30, 2021		September 30, 2021
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in unaffiliated
Call Options Purchased	securities, at value	$11,910,000	None	$—
Total		$11,910,000		$—

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2021:

Hodges Fund

Change in Unrealized
	Location of Gain	Realized Gain	Appreciation/Depreciation
	(Loss) on Derivatives	(Loss) on Derivatives	on Derivatives
Derivative Instruments	Recognized in Income	Recognized in Income	Recognized in Income
Equity Contracts:	Realized and Unrealized
Call Options Purchased	Gain (Loss) on Investments	$4,871,530	$ 41,495

Equity Contracts:	Realized and Unrealized
Call Options Written	Gain (Loss) on Investments	318,088	(115,866)

The average absolute notional value of options held and written during the six months ended September 30, 2021 was $62,122,029 in the Hodges Fund.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes  has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year.

As of the most recent fiscal year ended March 31, 2021, the Funds did not defer, on a tax basis, any late year or post-October losses.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

As of the most recent fiscal year ended March 31, 2021, the Funds had the following capital loss carryovers available for federal income tax purposes, which do not expire:

Capital Loss Carryovers
	Short-Term	Long-Term
Hodges Fund	$—	$17,065,735
Small Cap Fund	—	—
Small Intrinsic Value Fund	—	—
Blue Chip Equity Income Fund	—	—

As of September 30, 2021, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three fiscal years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2021, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains, if any, on securities for the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund are normally declared and paid on an annual basis. Distributions to shareholders from net investment income for the Blue Chip Equity Income Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Options Contracts. The Funds may purchase call and put options on securities and indices. As the holder of a call option, each Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date. As  a holder of a put option, each Fund has the right to sell the underlying security at the exercise price at any time until the expiration date. The Funds may enter into closing sale transactions with respect to such options, exercise such options, or permit such options to expire. If an option expires on the stipulated date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. Each Fund may write (sell) covered put and call options on securities, security indices, and currencies in which it may invest. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ  from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on  the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

for each Fund is equal to each Fund’s NAV per share. The Hodges Fund, Small Cap Fund Retail Class, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund charge a redemption fee equal to 1% of the net amount of redemptions if redeemed within 30 calendar days after purchase. The Institutional Class of the Small Cap Fund charges a redemption fee equal to 1% of the net amount of redemptions if redeemed within 60 calendar days after purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

I.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K.
Recently Issued Accounting Pronouncements. In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. These regulatory changes may limit the Fund’s ability to pursue its principal investment strategies by investing in other investment companies or pooled investment vehicles or to invest in those investment companies or pooled investment vehicles it believes are most desirable. The Fund is currently assessing the potential impact of the new rule on the Fund’s financial statements.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. The Fund is currently evaluating the impact, if any, of applying this provision.

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Hodges Capital Management, Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor had contractually agreed to lower its management fee in the Hodges Fund and Small Cap Fund from 0.85% to 0.82% until August 31, 2021 (the “Management Fee Waiver”). This contractual waiver may not be terminated without the approval of the Board. The Advisor has waived its right to receive

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. Effective September 1, 2021, the Management Fee Waiver was terminated. For the six months ended September 30, 2021, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit Fund expenses (excluding Rule 12b-1 fees) as follows by reducing all or a portion of its fees and reimbursing the Fund expenses so that its ratio of expenses to average net assets will not exceed:

Hodges Fund	0.93	% [1]
Small Cap Fund	1.15	% [1]
Small Intrinsic Value Fund	1.04%
Blue Chip Equity Income Fund	1.05%

[1]	Prior to the termination of the Management Fee Waiver, these amounts were 0.90% and 1.12% for the Hodges Fund and Small Cap Fund, respectively.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2021, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations.  Amounts due from the Advisor are paid monthly to the Funds, if  applicable.

At September 30, 2021, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund that may be recouped was $942,728, $61,633, $390,935, and $175,102, respectively. The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2022	March 31, 2023	March 31, 2024	September 30, 2024
Hodges Fund	$163,170	$312,590	$302,379	$164,589
Small Cap Fund	—	—	61,633	—
Small Intrinsic Value Fund	80,984	114,621	132,627	62,703
Blue Chip Equity Income Fund	21,840	43,084	80,210	29,968

The Small Cap Fund did not waive any fees during the six months ended September 30, 2021.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended September 30, 2021, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each Fund’s Retail Class may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Distributor for the sale and distribution of a Fund’s shares and services it provides to shareholders. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2021, are disclosed in the Statements of Operations. For the six months ended September 30, 2021, First Dallas Securities, an affiliate of the Advisor, received $52,773, $43,963, $3,997, and $6,668 in distribution fees from the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund, respectively.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended September 30, 2021, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of  Operations.

For the six months ended September 30, 2021 First Dallas Securities received $79,922, $64,514, $9,282, and $5,981 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale or maturity of securities for the Funds, excluding short-term investments, for the six months ended September 30, 2021, were as follows:

	Purchases	Sales
Hodges Fund	$101,311,863	$92,276,286
Small Cap Fund	96,267,436	103,556,722
Small Intrinsic Value Fund	4,675,685	4,650,035
Blue Chip Equity Income Fund	11,511,948	11,925,990

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2021.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2021 (estimated), and the year ended March 31, 2021, for each Fund was as follows:

Blue Chip Equity Income Fund	September 30, 2021	March 31, 2021
Distributions paid from:
Long-term capital gain [1]	$—	$1,067,304
Ordinary income	67,295	195,177
Total	$67,295	$1,262,481

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund did not pay any distributions during the six months ended September 30, 2021 or the year ended March 31, 2021.

As of the most recent fiscal year ended March 31, 2021, the components of distributable earnings on a tax basis were as follows 1:

	Hodges Fund	Small Cap Fund
Cost of Investments	$142,987,699	$133,238,963
Gross tax unrealized appreciation	76,851,417	105,815,690
Gross tax unrealized depreciation	(10,802,684)	(2,477,121)
Net unrealized appreciation (depreciation)	66,048,733	103,338,569
Undistributed ordinary income (loss)	—	13,561,868
Undistributed long-term capital gains (losses)	—	12,929,568
Total distributable earnings	—	26,491,436
Other distributable (accumulated) gains (losses)	(17,220,305)	—
Total distributable (accumulated) gains (losses)	$48,828,428	$129,830,005

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

	Small Intrinsic	Blue Chip Equity
	Value Fund	Income Fund
Cost of Investments	$10,373,282	$15,978,861
Gross tax unrealized appreciation	4,928,309	10,102,670
Gross tax unrealized depreciation	(334,233)	(88,140)
Net unrealized appreciation (depreciation)	4,594,076	10,014,530
Undistributed ordinary income (loss)	98,068	313,586
Undistributed long-term capital gains (losses)	117,218	554,935
Total distributable earnings	215,286	868,521
Other distributable (accumulated) gains (losses)	—	—
Total distributable (accumulated) gains (losses)	$4,809,362	$10,883,051

[1]	The difference between book basis and tax basis unrealized appreciation was primarily attributable to the treatment of wash sale adjustments.

NOTE 6 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund (“Affiliated Companies”). For the six months ended September 30, 2021, the Funds had the following transactions with Affiliated Companies:

Hodges Fund

As of September 30, 2021, the value of all securities of Affiliated Companies held in the Hodges Fund amounted to $13,781,717, representing 6.0% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Affiliates	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Common Stocks	2021	2021	sitions	sitions	(Loss)	Depreciation	2021	Income
The Dixie Group, Inc. [1]	1,000,000	$2,970,000	$—	$—	$—	$1,890,000	$4,860,000	$—
Luby’s, Inc. [1]	2,134,382	7,531,887	—	(551,870)	(778,529)	2,720,229	8,921,717	—
Total					$(778,529)	$4,610,229	$13,781,717	$—

Small Intrinsic Value Fund

As of September 30, 2021, the value of all securities of Affiliated Companies held in the Small Intrinsic Value Fund amounted to $97,200, representing 0.6% of net assets.

	Share					Change in
	Balance	Value			Realized	Unrealized	Value
Affiliates	September 30,	March 31,	Acqui-	Dispo-	Gain	Appreciation/	September 30,	Dividend
Common Stocks	2021	2021	sitions	sitions	(Loss)	Depreciation	2021	Income
The Dixie Group, Inc. [1]	20,000	$118,800	$—	$(85,025)	$45,025	$18,400	$97,200	$—

[1]	Non-income producing security.

The Funds did not have investments in majority-owned subsidiaries or other controlled companies. The Small Cap and Blue Chip Equity Income Fund had no transactions with affiliated companies during the six months ended September 30, 2021.

Hodges Mutual Funds

NOTES TO FINANCIAL STATEMENTS September 30, 2021 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the six months ended September 30, 2021, was as follows:

		Small	Small Intrinsic	Blue Chip Equity
	Hodges Fund	Cap Fund	Value Fund	Income Fund
Maximum available credit	$20,000,000	$30,000,000	$1,000,000	$2,000,000
Largest amount outstanding on an individual day	—	1,877,000	—	195,000
Average balance when in use	—	666,657	—	39,600
Credit facility outstanding as of September 30, 2021	—	824,000	—	—
Average interest rate when in use	—	3.25%	—	3.25%

Interest expense for the six months ended September 30, 2021, is disclosed in the Statements of Operations, as applicable.

NOTE 8 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/21-9/30/21).

Actual Expenses

The “Actual” lines of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by Fund Services. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 30 calendar days after you purchase them for the Hodges Fund Retail Class, Small Cap Fund Retail Class, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Institutional Class of the Small Cap Fund. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The “Hypothetical” lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the hypothetical lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Hodges Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/21	9/30/21	4/1/21 – 9/30/21 [1]
HDPMX:
Actual	$1,000.00	$1,028.60	$5.85
Hypothetical (5% annual return before expenses)	1,000.00	1,019.30	5.82

[1]
Expenses are equal to the expense ratio for the most recent six-month period of 1.15% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

EXPENSE EXAMPLES For the Six Months Ended September 30, 2021 (Unaudited)

Small Cap Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/21	9/30/21	4/1/21 – 9/30/21 [2]
HDPSX:
Retail Class Actual	$1,000.00	$1,014.60	$6.72
Retail Class Hypothetical (5% annual return before expenses)	1,000.00	1,018.40	6.73

HDSIX:
Institutional Class Actual	1,000.00	1,015.50	5.46
Institutional Class Hypothetical (5% annual return before expenses)	1,000.00	1,019.65	5.47

[2]
Expenses are equal to the expense ratio for the most recent six-month period of 1.33% for the Retail Class, and 1.08% for the Institutional Class (fee waivers in effect), multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Small Intrinsic Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/21	9/30/21	4/1/21– 9/30/21 [3]
HDSVX:
Actual	$1,000.00	$1,017.30	$6.52
Hypothetical (5% annual return before expenses)	1,000.00	1,018.60	6.53

[3]
Expenses are equal to the expense ratio for the most recent six-month period of 1.29% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Blue Chip Equity Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/21	9/30/21	4/1/21– 9/30/21 [4]
HDPBX:
Actual	$1,000.00	$1,059.50	$6.71
Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58

[4]
Expenses are equal to the expense ratio for the most recent six-month period of 1.30% (fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

Hodges Mutual Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Advisor to serve as the administrator of the program. Personnel of Hodges conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2020 through December 31, 2020. No significant liquidity events impacting the Funds were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

HODGES FUND

HODGES SMALL CAP FUND

HODGES BLUE CHIP EQUITY INCOME FUND

HODGES SMALL INTRINSIC VALUE FUND

At a meeting held on August 17-18, 20211, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Hodges Capital Management, Inc. (the “Advisor”) for each of the Hodges Fund, the Hodges Small Cap Fund, the Hodges Blue Chip Equity Income Fund, and the Hodges Small Intrinsic Value Fund (each a “Fund” and together, the “Funds”).  At this meeting and at a prior meeting held on June 17, 2021, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor by video conference to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board took into account the additional resources dedicated by the Advisor to compliance over the past year. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts (in this regard the Board noted that the Advisor does not replicate the Hodges Small Intrinsic Value Fund’s investment strategy in other types of accounts), all for periods ended March 31, 2021.  The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”).  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer-term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. The Board took into account the relatively high active share of the Funds as compared to peers and noted that the Fund’s deep value strategy has been out of favor for certain periods of time during the performance review period.  When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory while others may reflect more significant underlying issues.

____________
1
Although the Investment Company Act requires that approval of the continuance of the Advisory Agreement be approved by the in-person vote of a majority of the Independent Trustees, the August 17-18, 2021 meeting was held virtually in reliance on an order issued by the Securities and Exchange Commission, which provided temporary relief from the in-person meeting requirements in response to the COVID-19 pandemic.

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Hodges Fund, the Board noted that the Fund strongly outperformed its peer group median for the one-year period and underperformed for the  three-year and five-year periods.  The Board also noted that the Fund strongly outperformed the average of its Cohort for the one-year period and underperformed the average for the three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-year period and underperformed for the three-year, five-year periods. The Trustees further considered that the Fund had underperformed the Advisor’s composite for the one-year, three-year, and five-year periods ended March 31, 2021, and that such differences were not significant.

For the Hodges Small Cap Fund, the Board noted that the Fund strongly outperformed its peer group median for the one-year period and outperformed for the  three-year, and five-year periods.  The Board also noted that the Fund strongly outperformed the average of its Cohort for the one-year period and outperformed for the  three-year and five-year periods.  The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-year period and underperformance for the three-year and five-year periods.  The Board considered that the Fund underperformed the Adviser’s small cap strategy composite for the one-year, three-year and five-year periods and that such differences were not significant.

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Fund outperformed its peer group median for the one-year period and underperformed for the  three-year and five-year periods.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year period and underperformed the average for the three-year and five-year periods The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year, three-year and five-year periods.  The Trustees further considered that the Fund had outperformed the Advisor’s composite for the one-year, three-year, and five-year periods ended March 31, 2021.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Fund outperformed its peer group median for the one-year and three-year periods and underperformed for the five-year period.  The Board also noted that the Fund outperformed the average of its Cohort for the one-year, three-year and five-year periods.  The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it outperformed for the one-year period and underperformed for the three-year and five-year periods.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements.  The Trustees noted that the Advisor does not replicate the Hodges Small Intrinsic Value Fund’s investment strategy in separately managed accounts.

For the Hodges Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.93% for the Fund (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio was above the median and average.  The Board noted that the Fund’s net expense ratio was slightly lower than the average of its Cohort.  The Board also considered the Advisor’s agreement to temporarily further reduce its advisory fee, and the Expense Cap, by 0.03%, for the prior fiscal year, which reduction would not be continued.  The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Hodges Fund depending on the level of assets.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Cap Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for the Fund (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were higher than their peer group median and average.  The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was above the average of its Cohort.  The Board also considered the Advisor’s agreement to temporarily further reduce its advisory fee, and the Expense Cap, by 0.03%, for the prior fiscal year, which reduction would not be continued.  The Board noted that the fees charged to other similarly managed account clients were higher than, equal to, or lower than those charged to the Hodges Small Cap Fund depending on the level of assets.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information..

For the Hodges Blue Chip Equity Income Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.05% for the Fund (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and net expense ratio were above their peer group median and average.  The Board noted that the Fund’s net expense ratio was above the average of its Cohort.  The Board noted that the fees charged to other similarly managed account

Hodges Mutual Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

clients were higher than, equal to, or lower than those charged to the Hodges Blue Chip Equity Income Fund depending on the level of assets.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Hodges Small Intrinsic Value Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.04% for the Fund (the “Expense Cap”).  The Trustees noted that the Fund’s advisory fee and the net expense ratio  were above their peer group median and average.  The Board noted that the Fund’s net expense ratio was below the average of its Cohort.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds.  In particular, the Trustees discussed and considered the fall-out benefits that the Advisor may receive from the Funds as a result of its affiliated broker dealer – First Dallas Securities – selling shares of the Funds and accordingly being able to receive Rule 12b-1 fees.  Additionally, the Trustees considered that the Advisor regularly uses First Dallas Securities to execute trades for the Funds and receives commissions from those trades.  The Trustees also considered benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Hodges Mutual Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N -PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (866) 811-0224.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 811-0224. We will begin sending you individual copies thirty days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Hodges Mutual Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us verbally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

SEMI-ANNUAL REPORT • SEPTEMBER 30, 2021

	Retail Class	Institutional Class
Fund	Shares	Shares

Hodges Fund
Ticker Symbol	HDPMX	N/A
CUSIP	742935109	N/A

Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	742935299	742935224

Small Intrinsic Value Fund
Ticker Symbol	HDSVX	N/A
CUSIP	74316J318	N/A

Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	742935174	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
HODGES CAPITAL MANAGEMENT, INC.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S. BANK N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee,Wisconsin 53212

TRANSFER AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701, Milwaukee,Wisconsin 53201-0701 | (866) 811-0224

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200, Milwaukee,Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TAIT, WELLER & BAKER LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor, New York, New York 10019

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    December 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    December 6, 2021

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    December 6, 2021

* Print the name and title of each signing officer under his or her signature.